UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Realty Income Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 96.8%

Common Stocks — 96.8%

Diversified — 12.7%
37	Colonial Properties Trust	906
65	Digital Realty Trust, Inc.	2,465
131	Duke Realty Corp.	3,441
362	Huntingdon Real Estate Investment Trust (Canada)	785
81	Liberty Property Trust	2,545
45	Vornado Realty Trust	4,050
		14,192

Healthcare — 4.8%
29	Cogdell Spencer, Inc.	460
12	HCP, Inc.	388
96	Healthcare Realty Trust, Inc.	2,449
48	Ventas, Inc.	2,106

Hotels — 7.8%	5,403

63	Ashford Hospitality Trust, Inc.	489
89	Hospitality Properties Trust	3,251
232	Host Hotels & Resorts, Inc.	4,446
31	Intercontinental Hotels Group plc ADR (United Kingdom)	598

Industrial — 9.3%	8,784

60	AMB Property Corp.	3,664
18	EastGroup Properties, Inc.	821
90	ProLogis	5,906
		10,391

Manufactured Homes — 0.3%
13	Sun Communities, Inc.	326

Mortgage Banks — 1.2%
61	Chimera Investment Corp. (a)	948
46	MFA Mortgage Investments, Inc.	403
		1,351

Multifamily — 14.3%
71	American Campus Communities, Inc.	1,823
127	Apartment Investment & Management Co.	5,051
21	Camden Property Trust	1,094
112	Education Realty Trust, Inc.	1,344
123	GMH Communities Trust	717
23	Mid-America Apartment Communities, Inc.	1,086
225	UDR, Inc.	4,955
		16,070

Office — 12.2%
47	Alexandria Real Estate Equities, Inc.	4,578
11	BioMed Realty Trust, Inc.	242
74	Boston Properties, Inc.	7,234
13	Brandywine Realty Trust	264

24	Kilroy Realty Corp.	1,358
13,676

Regional Malls — 12.3%
50	General Growth Properties, Inc.	2,309
116	Simon Property Group, Inc.	11,446
		13,755

Shopping Centers — 13.9%
38	CBL & Associates Properties, Inc.	1,103
19	Developers Diversified Realty Corp.	822
151	Kimco Realty Corp.	5,971
117	National Retail Properties, Inc.	2,858
25	Regency Centers Corp.	1,655
89	Weingarten Realty Investors	3,162
		15,571

Storage — 7.4%
62	Extra Space Storage, Inc.	884
82	Public Storage	6,342
10	Sovran Self Storage, Inc.	450
61	U-Store-It Trust	609
		8,285

Wireless Telecommunication Services — 0.6%
15	Crown Castle International Corp. (a)	637

Total Long-Term Investments
(Cost $104,556)	108,441

Short-Term Investment — 0.8%

Investment Company — 0.8%
906	JPMorgan Prime Money Market Fund,
	Institutional Class (b) (m)
	(Cost $906)	906

Total Investments — 97.6%
(Cost $105,462)	109,347

Other Assets In Excess of Liabilities — 2.4%	2,710

NET ASSETS — 100.0%	$112,057

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities and delayed delivery securities.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,980
Aggregate gross unrealized depreciation	(10,095)
Net unrealized appreciation/depreciation	$3,885

Federal income tax cost of investments	$105,462

Undiscovered Managers Behavioral Growth Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.7%

Common Stocks — 99.7%

Auto Components — 1.5%
86	American Axle & Manufacturing Holdings, Inc.	1,988

Biotechnology — 5.0%
119	Cubist Pharmaceuticals, Inc. (a)	2,521
106	PDL BioPharma, Inc. (a)	1,872
23	United Therapeutics Corp. (a)	2,332
		6,725

Commercial Services & Supplies — 2.2%
79	Copart, Inc. (a)	2,944

Communications Equipment — 3.6%
65	Blue Coat Systems, Inc. (a)	2,347
144	Foundry Networks, Inc. (a)	2,535
		4,882

Computers & Peripherals — 2.8%
309	Brocade Communications Systems, Inc. (a)	2,255
101	Novatel Wireless, Inc. (a)	1,562
		3,817

Diversified Consumer Services — 2.9%
71	DeVry, Inc.	3,876

Diversified Telecommunication Services — 1.4%
72	NTELOS Holdings Corp.	1,910

Electronic Equipment & Instruments — 5.1%
42	FLIR Systems, Inc. (a)	2,873
69	Plexus Corp. (a)	2,051
51	Tech Data Corp. (a)	1,918
		6,842

Energy Equipment & Services — 1.4%
45	Hornbeck Offshore Services, Inc. (a)	1,840

Health Care Equipment & Supplies — 8.2%
46	Gen-Probe, Inc. (a)	3,104
24	Intuitive Surgical, Inc. (a)	7,930
		11,034

Health Care Providers & Services — 1.6%
47	Magellan Health Services, Inc. (a)	2,118

Hotels, Restaurants & Leisure — 2.9%
30	Chipotle Mexican Grill, Inc., Class A (a)	3,981

Household Durables — 1.6%
63	Tupperware Brands Corp.	2,180

Internet & Catalog Retail — 5.4%
64	priceline.com, Inc. (a)	7,306

Internet Software & Services — 1.7%
81	Omniture, Inc. (a)	2,307

Life Sciences Tools & Services — 6.7%
60	Illumina, Inc. (a)	3,485
33	Invitrogen Corp. (a)	3,201

33	Varian, Inc. (a)	2,305
8,991

Machinery — 2.0%
39	Robbins & Myers, Inc.	2,678

Media — 3.4%
99	Marvel Entertainment, Inc. (a)	2,750
151	Valassis Communications, Inc. (a)	1,856
		4,606

Pharmaceuticals — 2.3%
101	Perrigo Co.	3,127

Semiconductors & Semiconductor Equipment — 15.6%
159	Fairchild Semiconductor International, Inc. (a)	2,516
177	NVIDIA Corp. (a)	5,592
114	OmniVision Technologies, Inc. (a)	2,119
64	Sigma Designs, Inc. (a)	4,148
65	Silicon Laboratories, Inc. (a)	2,422
95	SiRF Technology Holdings, Inc. (a)	2,298
338	TriQuint Semiconductor, Inc. (a)	2,004
		21,099

Software — 13.1%
63	ANSYS, Inc. (a)	2,464
288	Compuware Corp. (a)	2,379
89	JDA Software Group, Inc. (a)	1,864
40	MICROS Systems, Inc. (a)	2,885
28	MicroStrategy, Inc. (a)	2,793
127	Nuance Communications, Inc. (a)	2,567
105	Sybase, Inc. (a)	2,690
		17,642

Specialty Retail — 1.5%
44	Guess?, Inc.	2,046

Textiles, Apparel & Luxury Goods — 7.8%
15	Deckers Outdoor Corp. (a)	2,177
71	Fossil, Inc. (a)	3,086
41	Under Armour, Inc., Class A (a)	2,037
86	Warnaco Group, Inc. (The) (a)	3,184
		10,484
	Total Long-Term Investments
	(Cost $105,887)	134,423

Short-Term Investment — 0.3%

Investment Company — 0.3%
410	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $410)	410

Total Investments — 100.0%
(Cost $106,297)	134,833

Liabilities in Excess of Other Assets — (0.0)% (g)	(1)

NET ASSETS — 100.0%	$134,832

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when issued securities, delayed delivery securities, and reverse repurchase agreements.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,414
Aggregate gross unrealized depreciation	(4,878)
Net unrealized appreciation/depreciation	$28,536
Federal income tax cost of investments	$106,297

Undiscovered Managers Behavioral Value Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 97.6%

Common Stocks — 97.6%

Biotechnology — 2.2%
323	Human Genome Sciences, Inc. (a)	3,358

Capital Markets — 1.5%
52	Investment Technology Group, Inc. (a)	2,362

Chemicals — 1.3%
106	Hercules, Inc.	2,054

Commercial Banks — 9.8%
25	Bancorp, Inc. (The) (a)	412
13	Banner Corp.	392
74	Capitol Bancorp Ltd.	1,487
133	Citizens Republic Bancorp, Inc.	1,887
36	City Holding Co.	1,302
67	Harleysville National Corp.	1,024
97	Mercantile Bank Corp.	1,659
147	Midwest Banc Holdings, Inc.	1,847
17	Park National Corp.	1,260
95	South Financial Group, Inc. (The)	1,699
99	Temecula Valley Bancorp, Inc.	1,113
39	Western Alliance Bancorp (a)	867
		14,949

Communications Equipment — 3.4%
123	ADTRAN, Inc.	2,674
34	Dycom Industries, Inc. (a)	954
453	Extreme Networks, Inc. (a)	1,648
		5,276

Diversified Consumer Services — 3.2%
69	Career Education Corp. (a)	1,994
89	Jackson Hewitt Tax Service, Inc.	2,868
		4,862

Electric Utilities — 1.7%
43	Allegheny Energy, Inc.	2,582

Electrical Equipment — 0.9%
19	General Cable Corp. (a)	1,376

Electronic Equipment & Instruments — 2.8%
28	Littelfuse, Inc. (a)	940
82	MTS Systems Corp.	3,341
		4,281

Energy Equipment & Services — 3.7%
67	Hercules Offshore, Inc. (a)	1,683
272	Newpark Resources, Inc. (a)	1,465
138	Parker Drilling Co. (a)	988
17	SEACOR Holdings, Inc. (a)	1,576
		5,712

Food Products — 6.6%
174	Chiquita Brands International, Inc. (a)	3,335

74	Dean Foods Co.	1,851
216	Del Monte Foods Co.	1,903
79	McCormick & Co., Inc. (Non-Voting)	2,999
		10,088

Gas Utilities — 1.6%
82	Southern Union Co.	2,462

Health Care Equipment & Supplies — 1.6%
87	STERIS Corp.	2,421

Health Care Providers & Services — 4.6%
35	Chemed Corp.	1,911
295	Health Management Associates, Inc., Class A	2,006
64	Health Net, Inc. (a)	3,119
		7,036

Hotels, Restaurants & Leisure — 5.8%
36	Bally Technologies, Inc. (a)	1,488
66	CEC Entertainment, Inc. (a)	1,879
109	Ruby Tuesday, Inc.	1,424
141	Shuffle Master, Inc. (a)	1,888
64	WMS Industries, Inc. (a)	2,151
		8,830

Insurance — 1.7%
168	Conseco, Inc. (a)	2,162
27	Presidential Life Corp.	466
		2,628

Internet Software & Services — 2.0%
293	EarthLink, Inc. (a)	1,990
111	SonicWALL, Inc. (a)	1,123
		3,113

IT Services — 6.1%
87	Broadridge Financial Solutions, Inc.	1,979
125	Convergys Corp. (a)	2,045
43	Fidelity National Information Services, Inc.	1,850
93	Gartner, Inc. (a)	1,758
54	Heartland Payment Systems, Inc.	1,740
		9,372

Media — 1.4%
78	Marvel Entertainment, Inc. (a)	2,155

Metals & Mining — 1.2%
60	Commercial Metals Co.	1,839

Oil, Gas & Consumable Fuels — 1.1%
35	Tesoro Corp.	1,697

Personal Products — 3.3%
32	Chattem, Inc. (a)	2,269
154	Prestige Brands Holdings, Inc. (a)	1,294
36	USANA Health Sciences, Inc. (a)	1,484
		5,047

Pharmaceuticals — 4.4%
119	Par Pharmaceutical Cos., Inc. (a)	2,295
91	Sciele Pharma, Inc. (a)	2,021
262	ViroPharma, Inc. (a)	2,341

6,657

Real Estate Investment Trusts (REITs) — 2.8%
42	CapLease, Inc.	373
72	Franklin Street Properties Corp.	1,192
56	Inland Real Estate Corp.	824
117	Kite Realty Group Trust	1,828
		4,217

Road & Rail — 0.9%
92	Avis Budget Group, Inc. (a)	1,383

Software — 10.7%
121	ACI Worldwide, Inc. (a)	2,758
98	eSpeed, Inc., Class A (a)	994
74	Fair Isaac Corp.	2,742
213	Informatica Corp. (a)	3,658
239	Lawson Software, Inc. (a)	2,327
164	MSC.Software Corp. (a)	2,161
69	Synopsys, Inc. (a)	1,691
		16,331

Specialty Retail — 4.8%
97	Charlotte Russe Holding, Inc. (a)	1,599
200	Coldwater Creek, Inc. (a)	1,649
57	Group 1 Automotive, Inc.	1,543
75	Rent-A-Center, Inc. (a)	1,062
31	Tiffany & Co.	1,453
		7,306

Textiles, Apparel & Luxury Goods — 0.9%
77	Jones Apparel Group, Inc.	1,437

Thrifts & Mortgage Finance — 5.6%
154	Franklin Bank Corp. (a)	653
70	MGIC Investment Corp.	1,651
139	NewAlliance Bancshares, Inc.	1,789
170	PMI Group, Inc. (The)	2,244
199	Radian Group, Inc.	2,254
		8,591
	Total Long-Term Investments
	(Cost $140,997)	149,422

Short-Term Investment — 0.3%

Investment Company — 0.3%
457	JPMorgan Prime Money Market Fund, Institutional Class (b)	457
(Cost $457)

Total Investments — 97.9.%
(Cost $141,454)	149,879

Other Assets in Excess of Liabilities — 2.1%	3,159

NET ASSETS — 100.0%	$153,038

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,441
Aggregate gross unrealized depreciation	(14,016)
Net unrealized appreciation/depreciation	$8,425

Federal income tax cost of investments	$141,454

Undiscovered Managers Small Cap Growth Fund
Schedule of Portfolio Investments
As of November 30, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 98.9%

Common Stocks — 98.9%

Aerospace & Defense — 0.2%
32	Ascent Solar Technologies, Inc. (a)	549

Auto Components — 0.1%
22	Raser Technologies, Inc. (a)	272

Biotechnology — 14.1%
232	Alkermes, Inc. (a)	3,309
89	Altus Pharmaceuticals, Inc. (a)	942
357	Cell Genesys, Inc. (a)	831
121	Cephalon, Inc. (a)	9,080
279	Cubist Pharmaceuticals, Inc. (a)	5,925
286	CV Therapeutics, Inc. (a)	2,490
521	Medarex, Inc. (a)	6,618
125	Metabolix, Inc. (a)	2,692
124	Tercica, Inc. (a)	825
		32,712

Capital Markets — 9.8%
32	Affiliated Managers Group, Inc. (a)	3,976
16	Cohen & Steers, Inc.	443
86	Evercore Partners, Inc.	1,808
25	FCStone Group, Inc. (a)	1,038
79	Federated Investors, Inc., Class B	3,239
45	Greenhill & Co., Inc.	3,260
194	Jefferies Group, Inc.	4,953
10	optionsXpress Holdings, Inc.	289
43	Piper Jaffray Cos. (a)	1,973
49	Waddell & Reed Financial, Inc., Class A	1,665
		22,644

Chemicals — 0.4%
37	ADA-ES, Inc. (a)	355
26	Hercules, Inc.	513
		868

Commercial Banks — 2.0%
32	Cascade Bancorp	547
27	Columbia Bancorp	486
58	East West Bancorp, Inc.	1,571
29	Glacier Bancorp, Inc.	582
85	UCBH Holdings, Inc.	1,372
		4,558

Commercial Services & Supplies — 0.8%
72	Kenexa Corp. (a)	1,385
27	Knoll, Inc.	474
		1,859

Communications Equipment — 9.7%
167	Acme Packet, Inc. (a)	2,049
150	Avocent Corp. (a)	3,740

180	Harmonic, Inc. (a)	1,868
433	Polycom, Inc. (a)	10,516
124	Riverbed Technology, Inc. (a)	3,504
55	ShoreTel, Inc. (a)	847
		22,524

Computers & Peripherals — 1.0%
51	Immersion Corp. (a)	665
119	Netezza Corp. (a)	1,577
		2,242

Diversified Financial Services — 1.1%
27	MSCI, Inc. (a)	744
40	Nasdaq Stock Market, Inc. (The) (a)	1,743
		2,487

Diversified Telecommunication Services — 0.5%
52	Cogent Communications Group, Inc. (a)	1,074

Electrical Equipment — 1.0%
16	A.O. Smith Corp.	556
126	Evergreen Solar, Inc. (a)	1,653
		2,209

Electronic Equipment & Instruments — 1.9%
15	Cogent, Inc. (a)	166
54	ICx Technologies, Inc. (a)	504
89	IPG Photonics Corp. (a)	1,803
122	Universal Display Corp. (a)	2,014
		4,487

Energy Equipment & Services — 1.1%
10	Atwood Oceanics, Inc. (a)	907
39	Cal Dive International, Inc. (a)	487
20	Complete Production Services, Inc. (a)	362
38	Natural Gas Services Group, Inc. (a)	687
		2,443

Food Products — 0.2%
52	B&G Foods, Inc., Class A	556

Health Care Equipment & Supplies — 1.4%
18	ev3, Inc. (a)	268
86	LeMaitre Vascular, Inc. (a)	606
143	OraSure Technologies, Inc. (a)	1,358
50	Somanetics Corp. (a)	1,007
		3,239

Health Care Providers & Services — 2.0%
63	Five Star Quality Care, Inc. (a)	593
151	PSS World Medical, Inc. (a)	2,896
62	Sun Healthcare Group, Inc. (a)	1,021
		4,510

Hotels, Restaurants & Leisure — 1.3%
70	Jamba, Inc. (a)	239
57	McCormick & Schmick's Seafood Restaurants, Inc. (a)	828
52	Red Robin Gourmet Burgers, Inc. (a)	2,045
		3,112

Independent Power Producers & Energy Traders — 0.6%

26	Ormat Technologies, Inc.	1,308

Insurance — 1.0%
78	Castlepoint Holdings Ltd. (Bermuda)	912
52	First Mercury Financial Corp. (a)	1,093
10	Tower Group, Inc.	308
		2,313

Internet & Catalog Retail — 5.0%
24	Blue Nile, Inc. (a)	1,764
180	Gaiam, Inc. (a)	4,232
86	NutriSystem, Inc. (a)	2,168
8	priceline.com, Inc. (a)	944
84	Shutterfly, Inc. (a)	2,399
		11,507

Internet Software & Services — 2.2%
151	CNET Networks, Inc. (a)	1,146
44	DealerTrack Holdings, Inc. (a)	1,884
169	Marchex, Inc., Class B	2,082
		5,112

IT Services — 0.4%
23	Wright Express Corp. (a)	869

Life Sciences Tools & Services — 3.4%
206	Affymetrix, Inc. (a)	4,285
60	Illumina, Inc. (a)	3,461
		7,746

Machinery — 0.9%
17	Chart Industries, Inc. (a)	464
27	Dynamic Materials Corp.	1,708
		2,172

Media — 0.8%
191	Martha Stewart Living Omnimedia, Class A (a)	1,941

Oil, Gas & Consumable Fuels — 0.5%
471	Kodiak Oil & Gas Corp. (a)	1,120

Personal Products — 0.4%
42	Bare Escentuals, Inc. (a)	884

Pharmaceuticals — 1.5%
232	ISTA Pharmaceuticals, Inc. (a)	1,200
86	Medicis Pharmaceutical Corp., Class A	2,319
		3,519

Real Estate Management & Development — 1.2%
385	Meruelo Maddux Properties, Inc. (a)	1,615
496	Move, Inc. (a)	1,166
		2,781

Road & Rail — 0.2%
12	Landstar System, Inc.	461

Semiconductors & Semiconductor Equipment — 7.9%
95	Advanced Analogic Technologies, Inc. (a)	1,021
55	Brooks Automation, Inc. (a)	744
44	Cymer, Inc. (a)	1,787
111	PLX Technology, Inc. (a)	1,092

987	RF Micro Devices, Inc. (a)	5,705
530	Skyworks Solutions, Inc. (a)	4,813
540	TriQuint Semiconductor, Inc. (a)	3,202
		18,364

Software — 13.1%
9	Advent Software, Inc. (a)	477
105	Commvault Systems, Inc. (a)	2,338
68	Digimarc Corp. (a)	635
176	Mentor Graphics Corp. (a)	1,917
581	Red Hat, Inc. (a)	11,638
192	Secure Computing Corp. (a)	1,741
225	THQ, Inc. (a)	5,489
585	Wind River Systems, Inc. (a)	5,977
		30,212

Specialty Retail — 1.2%
50	hhgregg, Inc. (a)	695
29	J Crew Group, Inc. (a)	1,379
26	Zumiez, Inc. (a)	734
		2,808

Textiles, Apparel & Luxury Goods — 8.6%
251	Crocs, Inc. (a)	9,792
59	Phillips-Van Heusen Corp.	2,507
725	Quiksilver, Inc. (a)	7,681
		19,980

Wireless Telecommunication Services — 1.4%
209	Clearwire Corp., Class A (a)	3,246

Total Long-Term Investments
	(Cost $212,413)	228,688
Shares

Short Term Investment — 1.8%

Investment Company — 1.8%
4,104	JPMorgan Prime Money Market Fund,
	Institutional Class (b)
	(Cost $4,104)	4,104

Total Investments — 100.7%
(Cost $216,517)	232,792

Liabilities in Excess of Other Assets — (0.7)%	(1,549)

NET ASSETS — 100.0%	231,243

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,077
Aggregate gross unrealized depreciation	(16,802)
Net unrealized appreciation/depreciation	$16,275

Federal income tax cost of investments	$216,517

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2008

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

January 28, 2008